INCOME TAXES - Disclosure of taxes on income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Income Taxes [Abstract]
Current tax expenses	$ (1,509)	$ (632)	$ (607)
Deferred tax income (expenses)	294	181	(25)
Effective tax benefit (expense)	$ (1,215)	$ (451)	$ (632)